Equity	12 Months Ended
Oct. 31, 2022
Disclosure of classes of share capital [abstract]
Equity

NOTE 21:  EQUITY
COMMON SHARES
The Bank is authorized by its shareholders to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are typically declared by the Board of Directors of the Bank on a quarterly basis and the amount may vary from quarter to quarter.
PREFERRED SHARES AND OTHER EQUITY INSTRUMENTS
Preferred Shares
The Bank is authorized by its shareholders to issue, in one or more series, an unlimited number of Class A First Preferred Shares, without nominal or par value.
Non-cumulative
preferential dividends are payable either quarterly or semi-annually in accordance with applicable terms, as and when declared by the Board of Directors of the Bank. All preferred shares issued by the Bank currently include NVCC provisions, necessary for the preferred shares to qualify as regulatory capital under OSFI’s CAR guideline. NVCC provisions require the conversion of the impacted instruments into a variable number of common shares upon the occurrence of a Trigger Event. A Trigger Event is currently defined in the CAR Guideline as an event where OSFI determines that the Bank is, or is about to become, non-viable
and that after conversion of all
non-common
capital instruments and consideration of any other relevant factors or circumstances, the viability of the Bank is expected to be restored, or where the Bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government of Canada without which the Bank would have been determined by OSFI to be non-viable.
Limited Recourse Capital Notes
The Bank has issued Limited Recourse Capital Notes (the “LRCNs”) with recourse limited to assets held in a trust consolidated by the Bank (the “Limited Recourse Trust”). The Limited Recourse Trust’s assets consist of Class A First Preferred Shares of the Bank, each series which is issued concurrently with the LRCNs (the “LRCN Preferred Shares”). The LRCN Preferred Shares are eliminated on the Bank’s consolidated financial statements.
In the event of
(i) non-payment
of interest following any interest payment date,
(ii) non-payment
of the redemption price in case of a redemption of the LRCNs,
(iii) non-payment
of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
The LRCNs, by virtue of the recourse to the LRCN Preferred Shares, include standard NVCC provisions necessary for them to qualify as Additional Tier 1 Capital under OSFI’s CAR guideline. NVCC provisions require the conversion of the instrument into a variable number of common shares upon the occurrence of a Trigger Event. In such an event, each LRCN Preferred Share will automatically and immediately be converted into a variable number of common shares which will be delivered to LRCN holders in satisfaction of the principal amount of, and accrued and unpaid interest on, the LRCNs. The number of common shares issued will be determined based on the conversion formula set out in the terms of the respective series of LRCN Preferred Shares.
The LRCNs are compound instruments with both equity and liability features.
Non-payment
of interest and principal in cash does not constitute an event of default and will trigger the delivery of the LRCN Preferred Shares. The liability component has a nominal value and, therefore, the proceeds received upon issuance have been presented as equity, and any interest payments are accounted for as distributions on other equity instruments.
The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October 31, 2022 and October 31, 2021.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instruments and millions of Canadian dollars)	October 31, 2022		October 31, 2021
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,823.9	$23,066	1,816.1	$22,487
Proceeds from shares issued on exercise of stock options	1.8	120	2.8	165
Shares issued as a result of dividend reinvestment plan	17.0	1,442	5.0	414

Purchase of shares for cancellation and other	(21.0)	(265)	–	–
Balance as at end of year – common shares	1,821.7	$24,363	1,823.9	$23,066
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350
Series 24	18.0	450	18.0	450
Series 27	0.8	850	–	–

Series 28	0.8	800	–	–

	159.6	$5,600	158.0	$3,950
Other Equity Instruments 1
Limited Recourse Capital Notes – Series 1	1.8	$1,750	1.8	$1,750
Limited Recourse Capital Notes – Series 2	1.5	1,500	–	–

Limited Recourse Capital Notes – Series 3 2	1.7	2,403	–	–

	5.0	5,653	1.8	1,750
Balance as at end of year – preferred shares and other equity instruments	164.6	$11,253	159.8	$5,700
Treasury – common shares 3
Balance as at beginning of year	1.9	$(152)	0.5	$(37)
Purchase of shares	116.6	(10,852)	136.8	(10,859)

Sale of shares	(117.5)	10,913	(135.4)	10,744
Balance as at end of year – treasury – common shares	1.0	$(91)	1.9	$(152)
Treasury – preferred shares and other equity instruments 3
Balance as at beginning of year	0.1	$(10)	0.1	$(4)
Purchase of shares and other equity instruments	3.0	(255)	5.3	(205)

Sale of shares and other equity instruments	(3.0)	258	(5.3)	199
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(7)	0.1	$(10)

1	For LRCNs , the number of shares represents the number of notes issued.
2
For LRCNs – Series 3, the amount represents the Canadian dollar equivalent of the US dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments – Significant Terms and Conditions” table for further details.

3	When the Bank purchases its own equity instruments as part of its trading busin e ss, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.

Preferred Shares and Other Equity Instruments – Significant Terms and Conditions
(millions of Canadian dollars)
	Issue date	Annual yield (%) 1	Dividend frequency 1	Reset spread (%) 1	Next redemption/ conversion date 1,2	Convertible into 1,2
NVCC Rate Reset Preferred Shares
Series 1	June 4, 2014	3.662	Quarterly	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	Quarterly	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	Quarterly	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	Quarterly	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	Quarterly	2.87	October 31, 2025	Series 10
Series 16 3	July 14, 2017	6.301	Quarterly	3.01	October 31, 2027	Series 17
Series 18	March 14, 2018	4.70	Quarterly	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	Quarterly	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	Quarterly	3.27	April 30, 2024	Series 23
Series 24	June 4, 2019	5.10	Quarterly	3.56	July 31, 2024	Series 25
Series 27	April 4, 2022	5.75	Semi-annual	3.317	October 31, 2027	–
Series 28	July 25, 2022	7.232	Semi-annual	4.20	October 31, 2027	–

	Issue date	Annual yield (%)	Coupon frequency	Reset spread (%)	Next redemption date	Recourse to Preferred Shares	4
Other Equity Instruments
NVCC Limited Recourse Capital Notes 4 ,5
Series 1	July 29, 2021	3.6	Semi-annual	2.747	October 31, 2026	Series 26
Series 2	September 14, 2022	7.283	Semi-annual	4.10	October 31, 2027	Series 29
Series 3 6	October 17, 2022	8.125	Quarterly	4.08	October 31, 2027	Series 30

1
Non-cumulative
preferred dividends for each series are payable as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90-day
Government of Canada Treasury bill yield plus the noted reset spread unless otherwise stated.

2
Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every 5 years thereafter. Preferred Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.

3
On October 19, 2022, the Bank announced that none of its 14
million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series
16 (“Series 16 Shares”) would
 be converted on October 31, 2022 into Non-Cumulative Floating Rate Preferred Shares NVCC, Series
17 (“Series 17 Shares”). As
 had been previously announced on October 3, 2022, the dividend rate for the Series 16 Shares for the 5-year period from and including October 31, 2022 to but excluding October 31, 2027, if declared, is payable at a per annum rate of
6.301%.

4
LRCN Preferred Share Series 26 and Series 29 were issued at a price of $
1,000
pe
r share and LRCN Preferred Share Series 30 was issued at
 a price of
US$
1,000
per share. The LRCN Preferred Shares are eliminated on the Bank’s consolidated balance sheet.

5
LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every
5 years thereafter to equal the then 5-year Government of Canada bond yield plus the noted reset spread.

6
LRCN Series 3 is denominated in US dollars. The interest rate on LRCN Series 3 will reset on the next interest reset date and every 5 years thereafter to equal the then 5-year US Treasury yield plus the noted reset spread.

NVCC PROVISION
If an NVCC trigger event were to occur, for all series of Class A First Preferred Shares excluding the LRCN Preferred Shares, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the respective series of preferred shares at the time of conversion, would be

1.1
billion in aggregate.
The LRCNs, by virtue of the recourse to the LRCN Preferred Shares, include NVCC provisions. For LRCNs, if an NVCC trigger were to occur, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the respective series of LRCN Preferred Shares, would be
1.1 billion in aggregate.
For NVCC subordinated notes and debentures, if an NVCC trigger event were to occur, the maximum number of common shares that could be issued, assuming there is no accrued and unpaid interest on the respective subordinated notes and debentures, would be 3.2 billion in aggregate.
DIVIDEND RESTRICTIONS
The Bank is prohibited by the

Bank Act

(Canada)

from declaring dividends on its preferred or common shares if there are reasonable grounds for believing that the Bank is, or the payment would cause the Bank to be, in contravention of the capital adequacy and liquidity regulations of the

Bank Act

(Canada)

or directions of OSFI. The Bank does not anticipate that this condition will restrict it from paying dividends in the normal course of business. In addition, the ability to pay dividends on common shares without the approval of the holders of the outstanding preferred shares is restricted unless all dividends on the preferred shares have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.

On March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by

COVID-19.

These measures included the expectation that all federally regulated financial institutions halt dividend increases and share buybacks. On November 4, 2021, OSFI lifted the temporary expectation that financial institutions refrain from increasing regular dividends or undertaking share repurchases, effective immediately.
DIVIDENDS
On November 30, 2022, the Board approved a dividend in an amount of ninety-six cents
(96 cents) per fully paid common share in the capital stock of the Bank for the quarter ending January 31, 2023, payable on and after January 31, 2023, to shareholders of record at the close of business on January 6, 2023.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5%
at the Bank’s discretion or purchased from the open market at market price. The Bank had determined that, beginning with the dividend approved on May 25, 2022 for the quarter ending July 31, 2022, and until further announcement, the Bank will issue the common shares from treasury and will apply a
2% discount to the average market price of such common shares.
During the year ended October 31, 2022, under the dividend reinvestment plan, the
B
ank issued
2.5 million common shares from treasury with no discount and 14.5 million common shares with a 2
% discount. During the year ended October 31, 2021, under the dividend reinvestment plan, the Bank issued
5.1 million common shares from treasury with no discount.
NORMAL COURSE ISSUER BID
On January 7, 2022, the Bank announced that the Toronto Stock Exchange and OSFI had approved the Bank’s previously announced normal course issuer bid (NCIB) to repurchase for cancellation up to 50 million of its common shares.
Concurrent with the announcement of the Bank’s acquisition of First Horizon on February 28, 2022, the Bank’s automatic share purchase plan established under its NCIB automatically terminated pursuant to its terms.
During the six months ended April 30, 2022, the Bank repurchased 21 million common shares under the NCIB, at an average price of $104.50 per share, for a total amount of $2.2 billion, which represents a $1.9 billion premium over the share capital amount.
No common shares were repurchased during the balance of the year ended October 31, 2022.